Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenues	Deferred revenues were as follows:

	December 31,
($ in millions)	2016	2015
Deferred VOI sales	$46	$53
Marketing incentive programs	12	11
Club activation fees	45	37
Other	3	2

	$106	$103